SCHEDULE OF RECONCILIATION EFFECTIVE TAX (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Income Tax Disclosure [Abstract]
Income tax expense computed based on PRC statutory rate	$ (1,637,062)	$ (2,171,731)	$ 59,567
Effect of rate differential for Hong Kong and other outside PRC entities	259,654	408,161	(223,665)
Effect of PRC preferential tax rate	297,975	316,913	100,210
Change in valuation allowance	564,223	872,870	444,323
Income tax payable reserved	5,729	(567,342)	(3,163,806)
Permanent difference	17,881	(83,745)	5,503
Refund of prior years’ tax		(2,575)
Effective tax	$ (491,600)	$ (1,227,449)	$ (2,777,868)